Cash Equivalents and Marketable Securities - Schedule of Amortized Cost And Fair Value of the Company’s Cash Equivalents and Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			$ 64,950	$ 50,761	$ 17,667	$ 16,709	$ 27,756
Amortized Cost			25,244	69,886
Gross Unrealized Gain			0	22
Gross Unrealized Loss			(2)	0
Estimated Fair Value			25,242	69,908
U.S. Treasury securities
Cash and Cash Equivalents [Line Items]
Amortized Cost			25,244	69,886
Gross Unrealized Gain			0	22
Gross Unrealized Loss			(2)	0
Estimated Fair Value	$ 69,908	$ 25,242	25,242	69,908
Total cash equivalents
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			60,687	33,320		9,439
Estimated Fair Value			60,687	33,320		9,439
Money market funds
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			60,687	33,320		9,439
Estimated Fair Value	$ 33,320	$ 60,687	$ 60,687	$ 33,320		$ 9,439